SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2022
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets, annual rates	7.00%
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets	Over the shorter of the related lease period or the useful life of the asset
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets, annual rates	15.00%
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets, annual rates	33.00%